American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
September 30, 2021

Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc.	44,899	8,668,201
Air Freight and Logistics — 1.2%
Atlas Air Worldwide Holdings, Inc.(1)	124,116	10,137,795
FedEx Corp.	108,129	23,711,608
		33,849,403
Automobiles — 0.9%
Ford Motor Co.(1)	1,841,380	26,073,941
Banks — 9.8%
Bank of America Corp.	1,116,847	47,410,155
Bank of Nova Scotia (The)	240,189	14,783,779
Canadian Imperial Bank of Commerce	127,690	14,214,661
Citigroup, Inc.	446,529	31,337,405
Comerica, Inc.	189,428	15,248,954
East West Bancorp, Inc.	197,589	15,321,051
First Horizon Corp.	778,142	12,675,933
JPMorgan Chase & Co.	502,156	82,197,916
Wells Fargo & Co.	434,930	20,185,102
Western Alliance Bancorp	144,161	15,687,600
Zions Bancorp N.A.	246,618	15,263,188
		284,325,744
Beverages — 0.2%
Molson Coors Beverage Co., Class B	99,103	4,596,397
Biotechnology — 3.6%
AbbVie, Inc.	401,074	43,263,852
Exelixis, Inc.(1)	199,650	4,220,601
Horizon Therapeutics plc(1)	179,359	19,646,985
Moderna, Inc.(1)	18,250	7,023,695
Regeneron Pharmaceuticals, Inc.(1)	35,983	21,776,192
Vertex Pharmaceuticals, Inc.(1)	45,673	8,284,626
		104,215,951
Building Products — 2.1%
Carlisle Cos., Inc.	105,408	20,954,056
Carrier Global Corp.	342,139	17,709,115
Owens Corning	248,845	21,276,248
		59,939,419
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	20,612	3,114,267
Blackstone, Inc.	200,133	23,283,473
Cboe Global Markets, Inc.	202,238	25,049,199
Goldman Sachs Group, Inc. (The)	60,467	22,858,340
Janus Henderson Group plc	182,818	7,555,868
Jefferies Financial Group, Inc.	417,283	15,493,718
Morgan Stanley	253,109	24,630,037
T. Rowe Price Group, Inc.	73,453	14,448,205
Virtu Financial, Inc., Class A	186,575	4,558,027
		140,991,134
Chemicals — 2.1%
Axalta Coating Systems Ltd.(1)	295,829	8,635,249

Celanese Corp.	140,186	21,117,619
Chemours Co. (The)	497,037	14,443,895
Olin Corp.	326,270	15,742,527
		59,939,290
Commercial Services and Supplies — 1.5%
Clean Harbors, Inc.(1)	134,588	13,979,656
Waste Management, Inc.	199,176	29,748,927
		43,728,583
Communications Equipment — 0.8%
Nokia Oyj(1)	4,037,685	22,269,063
Construction and Engineering — 1.8%
EMCOR Group, Inc.	163,232	18,833,708
MasTec, Inc.(1)	129,729	11,193,018
Quanta Services, Inc.	199,208	22,673,855
		52,700,581
Consumer Finance — 0.9%
OneMain Holdings, Inc.	275,124	15,222,611
Synchrony Financial	250,238	12,231,633
		27,454,244
Containers and Packaging — 1.1%
Berry Global Group, Inc.(1)	168,867	10,280,623
Greif, Inc., Class A	67,269	4,345,577
WestRock Co.	361,635	18,020,272
		32,646,472
Distributors — 0.4%
LKQ Corp.(1)	230,422	11,594,835
Diversified Consumer Services — 0.5%
H&R Block, Inc.	596,154	14,903,850
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	151,732	41,413,732
Diversified Telecommunication Services — 1.2%
Liberty Global plc, Class C(1)	543,239	16,003,821
Lumen Technologies, Inc.	1,604,229	19,876,397
		35,880,218
Electric Utilities — 0.8%
NRG Energy, Inc.	547,745	22,364,428
Electrical Equipment — 0.7%
Acuity Brands, Inc.	60,550	10,497,553
Atkore, Inc.(1)	85,165	7,402,542
Regal Beloit Corp.	21,402	3,217,577
		21,117,672
Electronic Equipment, Instruments and Components — 0.6%
Keysight Technologies, Inc.(1)	99,924	16,416,514
Energy Equipment and Services — 0.5%
Schlumberger NV	519,746	15,405,272
Entertainment — 1.8%
Activision Blizzard, Inc.	185,574	14,361,572
Electronic Arts, Inc.	173,735	24,713,804
Walt Disney Co. (The)(1)	71,190	12,043,212
		51,118,588
Equity Real Estate Investment Trusts (REITs) — 2.1%
ProLogis, Inc.	293,734	36,843,056
Simon Property Group, Inc.	175,023	22,747,739
		59,590,795

Food and Staples Retailing — 3.4%
Costco Wholesale Corp.	35,271	15,849,024
Kroger Co. (The)	720,324	29,122,699
Sprouts Farmers Market, Inc.(1)	499,896	11,582,590
Walgreens Boots Alliance, Inc.	445,489	20,960,258
Walmart, Inc.	160,858	22,420,388
		99,934,959
Food Products — 1.0%
Darling Ingredients, Inc.(1)	159,167	11,444,107
Tyson Foods, Inc., Class A	231,921	18,307,844
		29,751,951
Gas Utilities — 0.1%
UGI Corp.	87,228	3,717,657
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	170,052	20,088,243
Edwards Lifesciences Corp.(1)	63,224	7,157,589
Hologic, Inc.(1)	127,612	9,419,042
Stryker Corp.	64,901	17,115,691
		53,780,565
Health Care Providers and Services — 6.7%
AMN Healthcare Services, Inc.(1)	160,404	18,406,359
Anthem, Inc.	55,741	20,780,245
HCA Healthcare, Inc.	192,876	46,814,863
Henry Schein, Inc.(1)	210,376	16,022,236
Laboratory Corp. of America Holdings(1)	50,845	14,309,817
McKesson Corp.	211,878	42,244,235
UnitedHealth Group, Inc.	88,185	34,457,407
		193,035,162
Hotels, Restaurants and Leisure — 1.4%
Bloomin' Brands, Inc.(1)	494,268	12,356,700
Brinker International, Inc.(1)	119,477	5,860,347
Yum! Brands, Inc.	180,785	22,111,813
		40,328,860
Household Durables — 0.4%
Garmin Ltd.	69,792	10,849,864
Household Products — 1.2%
Kimberly-Clark Corp.	220,383	29,187,525
Procter & Gamble Co. (The)	35,903	5,019,239
		34,206,764
Industrial Conglomerates — 1.5%
3M Co.	185,926	32,615,139
Honeywell International, Inc.	52,693	11,185,670
		43,800,809
Insurance — 1.2%
Allstate Corp. (The)	136,336	17,356,936
Hartford Financial Services Group, Inc. (The)	256,704	18,033,456
		35,390,392
Interactive Media and Services — 1.9%
Alphabet, Inc., Class A(1)	6,985	18,674,537
Alphabet, Inc., Class C(1)	13,338	35,549,905
		54,224,442
IT Services — 2.6%
Accenture plc, Class A	62,286	19,926,537
Cognizant Technology Solutions Corp., Class A	397,542	29,501,592
International Business Machines Corp.	197,149	27,389,911
		76,818,040

Life Sciences Tools and Services — 2.5%
Agilent Technologies, Inc.	153,744	24,219,292
Charles River Laboratories International, Inc.(1)	62,208	25,671,375
PerkinElmer, Inc.	98,195	17,016,212
Thermo Fisher Scientific, Inc.	9,264	5,292,801
		72,199,680
Machinery — 2.3%
AGCO Corp.	248,617	30,463,041
Allison Transmission Holdings, Inc.	367,457	12,978,581
Cummins, Inc.	49,844	11,192,969
Snap-on, Inc.	64,980	13,577,571
		68,212,162
Media — 1.8%
Comcast Corp., Class A	614,002	34,341,132
Interpublic Group of Cos., Inc. (The)	456,741	16,748,692
		51,089,824
Metals and Mining — 1.1%
Nucor Corp.	245,175	24,147,286
Steel Dynamics, Inc.	109,845	6,423,735
		30,571,021
Multi-Utilities — 0.6%
Brookfield Infrastructure Partners LP	301,379	16,910,376
Multiline Retail — 0.7%
Target Corp.	87,083	19,921,978
Oil, Gas and Consumable Fuels — 4.7%
APA Corp.	541,058	11,594,873
Cabot Oil & Gas Corp.	297,784	6,479,780
Chevron Corp.	142,641	14,470,929
ConocoPhillips	317,891	21,543,473
Diamondback Energy, Inc.	117,124	11,088,129
Marathon Petroleum Corp.	362,398	22,399,820
Ovintiv, Inc.	669,434	22,010,990
Targa Resources Corp.	276,531	13,608,091
Williams Cos., Inc. (The)	555,288	14,404,171
		137,600,256
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	175,934	10,797,070
Personal Products — 0.6%
Unilever plc	298,784	16,175,666
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	344,972	20,411,993
Jazz Pharmaceuticals plc(1)	57,941	7,544,498
Johnson & Johnson	52,692	8,509,758
Pfizer, Inc.	502,627	21,617,987
Roche Holding AG	45,453	16,588,970
		74,673,206
Professional Services — 0.7%
Leidos Holdings, Inc.	220,978	21,242,615
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	81,584	7,943,018
Jones Lang LaSalle, Inc.(1)	24,861	6,167,766
		14,110,784
Road and Rail — 1.4%
Knight-Swift Transportation Holdings, Inc.	169,512	8,670,539

Landstar System, Inc.	112,734	17,791,680
Ryder System, Inc.	180,875	14,960,171
		41,422,390
Semiconductors and Semiconductor Equipment — 3.3%
Broadcom, Inc.	60,805	29,486,169
NXP Semiconductors NV	94,527	18,515,003
QUALCOMM, Inc.	108,941	14,051,210
Synaptics, Inc.(1)	63,327	11,381,762
United Microelectronics Corp., ADR	1,825,919	20,870,254
		94,304,398
Software — 4.1%
Microsoft Corp.	144,105	40,626,082
Oracle Corp. (New York)	296,061	25,795,795
Palo Alto Networks, Inc.(1)	32,925	15,771,075
salesforce.com, Inc.(1)	83,258	22,581,235
Synopsys, Inc.(1)	45,376	13,586,028
		118,360,215
Specialty Retail — 2.8%
AutoNation, Inc.(1)	105,682	12,867,840
Best Buy Co., Inc.	162,439	17,171,427
Dick's Sporting Goods, Inc.	117,652	14,091,180
Lowe's Cos., Inc.	69,808	14,161,251
Penske Automotive Group, Inc.	113,483	11,416,390
Williams-Sonoma, Inc.	71,374	12,656,751
		82,364,839
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	202,152	28,604,508
Dell Technologies, Inc., Class C(1)	88,583	9,216,175
HP, Inc.	522,311	14,290,429
Seagate Technology Holdings plc	233,978	19,307,865
		71,418,977
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc.	595,526	10,219,226
Thrifts and Mortgage Finance — 0.3%
Radian Group, Inc.	443,785	10,082,795
Trading Companies and Distributors — 0.2%
Boise Cascade Co.	137,036	7,397,203
Wireless Telecommunication Services — 0.5%
Vodafone Group plc	9,225,080	14,037,729
TOTAL COMMON STOCKS (Cost $2,656,691,163)		2,850,156,202
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF (Cost $27,836,352)	186,948	29,259,232
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $7,957,777), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $7,799,254)		7,799,250
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.375%, 2/15/44 - 11/15/48, valued at $26,524,152), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $26,004,007)		26,004,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,071,476	9,071,476
TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,874,726)		42,874,726
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $2,727,402,241)		2,922,290,160
OTHER ASSETS AND LIABILITIES — (0.9)%		(26,229,444)
TOTAL NET ASSETS — 100.0%		$2,896,060,716

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	9	December 2021	$1,933,988	$(68,608)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,752,086,334	98,069,868	—
Exchange-Traded Funds	29,259,232	—	—
Temporary Cash Investments	9,071,476	33,803,250	—
	2,790,417,042	131,873,118	—
Liabilities
Other Financial Instruments
Futures Contracts	68,608	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.